Accrued liabilities and other payables - Schedule of Accrued Liabilities and Other Payables (Parenthetical) (Details) - 12 months ended Dec. 31, 2017 - Kankan [Member]	USD ($)	CNY (¥)
Disposal Group Including Discontinued Operation, Amount Of Accrual Of Unsettled Balances As Legal Expenses	$ 3,074,000
Disposal Group, Including Discontinued Operation, Accounts Payable	2,769,000	¥ 18,094,000
Proceeds from Collection of Notes Receivable	$ 1,732,000